Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

Note 4 — Intangible Assets

Intangible assets as of December 31, 2011 and 2010 consist of the following:

	Balance at				Foreign	Balance at
	January 1,		Amortization	Impairment	Currency	December 31,
	2011	Additions	Expense	Charge	Translation	2011
Amortized intangible assets:

Bad Debt Guarantee	$451,991	$-	$(84,781)	$-	$(521)	$366,689
Non-Compete Agreement	781,450	-	(65,146)	-	(886)	715,418
Profit Interest Agreement	58,876,866	-	(4,908,277)	-	(66,759)	53,901,830

Total amortized intangible assets	$60,110,307	$-	$(5,058,204)	$-	$(68,166)	$54,983,937

Unamortized intangible assets:

Goodwill	$15,008,424	$-	$-	$-	$(16,415)	$14,992,009

	Balance at				Foreign	Balance at
	January 1,		Amortization	Impairment	Currency	December 31,
	2010	Additions	Expense	Charge	Translation	2010
Amortized intangible assets:

Bad Debt Guarantee	$-	$466,116	$(14,131)	$-	$6	$451,991
Non-Compete Agreement	-	792,304	(10,858)	-	4	781,450
Profit Interest Agreement	-	59,694,600	(818,072)	-	338	58,876,866

Total amortized intangible assets	$-	$60,953,020	$(843,061)	$-	$348	$60,110,307

Unamortized intangible assets:

Goodwill	$-	$15,008,424	$-	$-	$-	$15,008,424

Estimated amortization expense of intangibles for the years ending December 31, 2012 through 2016 and thereafter is as follows:

2012	$5,056,275
2013	5,056,275
2014	5,056,275
2015	5,056,275
2016	4,999,776
Thereafter	29,759,061
$54,983,937